Notes Payable (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 29, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes Payable (Textual)
Purchase of common stock	$ 10,000,000	$ 3,000,000
Amortization discount		$ 7,281	$ 4,328	$ 10,648
Equity Line Facilities [Member]
Notes Payable (Textual)
Purchase of common stock	10,000,000			$ 2,000,000
Promissory notes, principal amount	$ 300,000
Maturity date	Apr. 15, 2016
Issuance of promissory notes, present value	$ 282,071
Interest rate	9.00%